[CHAPMAN AND CUTLER LETTERHEAD]

March 5, 2025

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re: Innovator ETFs® Trust
(Registration Nos. 333-146827 and 811-22135)

Ladies and Gentlemen:

On behalf of the Innovator ETFs® Trust (the “Registrant”), in accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the “Securities Act”), this letter serves to certify that the most recent amendment to the Registration Statement on Form N-1A (the “Registration Statement”) of the Registrant for the below funds, each of which is a series of the Registrant, does not differ from that which would have been filed pursuant to Rule 497(c) of the Securities Act:

Innovator Equity Defined Protection ETF™ – 6 Mo Jan/Jul	Innovator Equity Defined Protection ETF™ – 1 Yr November
Innovator Equity Defined Protection ETF™ – 6 Mo Apr/Oct	Innovator Equity Defined Protection ETF™ – 2 Yr to January 2026
Innovator Equity Defined Protection ETF™ – 1 Yr July	Innovator Equity Defined Protection ETF™ – 2 Yr to April 2026
Innovator Equity Defined Protection ETF™ – 1 Yr August	Innovator Equity Defined Protection ETF™ – 2 Yr to July 2025
Innovator Equity Defined Protection ETF™ – 1 Yr September	Innovator Equity Defined Protection ETF™ – 2 Yr to July 2026
Innovator Equity Defined Protection ETF™ – 1 Yr October	Innovator Equity Defined Protection ETF™ – 2 Yr to October 2026

Post-Effective Amendment No. 1437 was filed electronically with the Securities and Exchange Commission on February 28, 2025.

If we may cooperate with you in any way in the processing of this registration statement, please telephone the undersigned at (312) 845-3273.

Very truly yours,

Chapman and Cutler llp

By:	/s/ Walter L. Draney
Walter L Draney